Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Actinium Pharmaceuticals, Inc.
Entity Central Index Key	0001388320
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Entity Filer Category	Smaller Reporting Company